EMPLOYEE BENEFITS - Changes in Defined Benefit Obligation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit obligation	€ 15,142	€ 18,430
Included in the consolidated income statement	518	22
Included in other comprehensive income/loss	(221)	(1,605)
Other	(1,536)	(1,705)
Benefits paid	(1,536)	(1,731)
Other changes	0	26
Net defined benefit obligation	€ 13,903	€ 15,142